Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant accounting policies
Restatement of consolidated statement financial position

Restatement of Previously issued Consolidated Statements of Financial Position

	2020			2019
in EUR	as Reported	Adjustment	as Restated	as Reported	Adjustment	as Restated
Other assets (Deferred offering costs)	—	—	—	7,603,338	(4,339,102)	3,264,236
Current assets	—	—	—	56,724,662	(4,339,102)	52,385,560

Total assets	—	—	—	81,659,945	(4,339,102)	77,320,843

Capital reserve	83,422,824	5,083,202	88,506,026	—	—	—
Accumulated deficit	(9,948,029)	(5,083,203)	(15,031,232)	(6,331,002)	(3,780,746)	(10,111,748)
Equity attributable to equity holders of the parent	77,628,319	—	77,628,319	800,621	(3,780,746)	(2,980,126)
Total equity	77,905,223	—	77,905,223	1,082,279	(3,780,746)	(2,698,468)
Deferred tax liabilities	—	—	—	703,812	(558,356)	145,456
Total equity and liabilities	149,852,136	—	149,852,136	81,659,946	(4,339,102)	77,320,843

Restatement of consolidated statement operations and other comprehensive income loss

Restatement of previously issued Consolidated Statements of Operations and Other Comprehensive Income (Loss)

	2020			2019
in EUR	as Reported	Adjustment	as Restated	as Reported	Adjustment	as Restated
General administrative expenses*	(15,373,077)	(744,100)	(16,117,177)	(13,197,135)	(3,218,348)	(16,415,483)
Operating loss	(772,342)	(744,100)	(1,516,442)	(10,973,891)	(3,218,348)	(14,192,238)
Loss before tax	(2,193,310)	(744,100)	(2,937,410)	(12,616,073)	(3,218,348)	(15,834,420)
Income tax expense	(1,418,134)	(558,356)	(1,976,490)	(741,564)	558,356	(183,209)
Net loss	(3,611,444)	(1,302,456)	(4,913,900)	(13,357,637)	(2,659,992)	(16,017,629)
Which is attributable to:
Owners of the company	(3,617,028)	(1,302,456)	(4,919,484)	(11,759,184)	(2,659,992)	(14,419,176)
Comprehensive loss	(3,960,738)	(1,302,456)	(5,263,194)	(13,240,920)	(2,659,992)	(15,900,912)
Which is attributable to:
Owners of the company	(3,955,984)	(1,302,456)	(5,258,440)	(11,727,788)	(2,659,992)	(14,387,780)
Loss per share in EUR	(1.06)	(0.38)	(1.45)	(3.93)	(0.89)	(4.82)

*Amounts included under “Consultancy & audit” within Note 19

Restatement of consolidated statement cash flows

Restatement of Previously issued Consolidated Statements of Cash Flows

	2020			2019
in EUR	as Reported	Adjustment	as Restated	as Reported	Adjustment	as Restated
Net loss	(3,611,444)	(1,302,456)	(4,913,900)	(13,357,637)	(2,659,992)	(16,017,629)
Changes in:
- Trade accounts receivables and other assets	—	—	—	(1,267,603)	3,218,348	1,930,745
- Current and deferred income taxes	21,817	558,356	580,173	406,924	(558,356)	(151,431)
Cash generated from / (used in) operating activities	(747,387)	(744,100)	(1,491,487)	5,255,966	—	5,255,968
Payment of transaction cost	(3,591,465)	744,100	(2,847,365)	—	—	—
Net cash provided by / (used in) financing activities	75,492,846	744,100	76,236,946	(2,795,254)	—	(2,795,254)

Summary of exchange rates to Euro for currencies

	Average Rates
	for the Year
	Ending	Spot Rates at
	Dec. 31	Dec. 31
(€1 Equals)	2021	2021
USD	1.1851	1.1326
CNY	7.6511	7.1947
JPY	129.6878	130.3800
TWD	33.0284	31.5268

	Average Rates
	for the Year
	Ending	Spot Rates at
	Dec. 31	Dec. 31
(€1 Equals)	2020	2020
USD	1.1419	1.2271
CNY	7.8690	8.0225
JPY	121.8024	126.4900
TWD	33.6168	34.5067

	Average Rates
	for the Year
	Ending	Spot Rates at
	Dec. 31	Dec. 31
(€1 Equals)	2019	2019
USD	1.1175	1.1234
CNY	7.7487	7.8205
JPY	121.5518	121.9400
TWD	34.5837	33.6811

Schedule of estimated useful lives of property and equipment

Years
Technical equipment and machinery	3 ‑ 13
Other equipment, factory and office equipment	3 ‑ 13

Schedule of estimated useful lives of rights of use assets

Years
Buildings	3 ‑ 10
Factory, office and other equipment	3

Schedule of estimated useful lives of intangible assets

Years
Customer Relationships	5
Software, Licenses and Patents	2 - 5